SHAREHOLDERS' EQUITY - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) € / shares shares
Outstanding options - Number (in shares) | shares	2,408,508
Outstanding options - Weighted average remaining contractual life (Year)	6 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 4.38
Outstanding options - Aggregate intrinsic value | €	€ 2,578,983
Exercisable options - Number (in shares) | shares	1,149,401
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.25
Exercisable options - Aggregate intrinsic value | €	€ 2,418,219
Exercise price, Lower range (in EUR per share)	€ 1.91
Exercise price, Upper range (in EUR per share)	€ 5.59
Range 1 [Member]
Outstanding options - Number (in shares) | shares	1,287,428
Outstanding options - Weighted average remaining contractual life (Year)	9 years 4 months 24 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.59
Exercisable options - Number (in shares) | shares	214,571
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.59
Exercise price, Lower range (in EUR per share)	€ 5.59
Range 2 [Member]
Outstanding options - Number (in shares) | shares	100,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.18
Outstanding options - Aggregate intrinsic value | €	€ 11,217
Exercise price, Lower range (in EUR per share)	€ 5.18
Range 3 [Member]
Outstanding options - Number (in shares) | shares	107,500
Outstanding options - Weighted average remaining contractual life (Year)	7 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.90
Outstanding options - Aggregate intrinsic value | €	€ 149,657
Exercisable options - Number (in shares) | shares	52,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.90
Exercisable options - Aggregate intrinsic value | €	€ 82,726
Exercise price, Lower range (in EUR per share)	€ 3.90
Range 4 [member]
Outstanding options - Number (in shares) | shares	400,000
Outstanding options - Weighted average remaining contractual life (Year)	4 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.22
Outstanding options - Aggregate intrinsic value | €	€ 828,866
Exercisable options - Number (in shares) | shares	400,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.22
Exercisable options - Aggregate intrinsic value | €	€ 828,866
Exercise price, Lower range (in EUR per share)	€ 3.22
Range 5 [Member]
Outstanding options - Number (in shares) | shares	105,000
Outstanding options - Weighted average remaining contractual life (Year)	6 years 8 months 12 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.65
Outstanding options - Aggregate intrinsic value | €	€ 277,477
Exercisable options - Number (in shares) | shares	73,750
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.65
Exercisable options - Aggregate intrinsic value | €	€ 194,860
Exercise price, Lower range (in EUR per share)	€ 2.65
Range 6 [Member]
Outstanding options - Number (in shares) | shares	146,080
Outstanding options - Weighted average remaining contractual life (Year)	5 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.39
Outstanding options - Aggregate intrinsic value | €	€ 423,948
Exercisable options - Number (in shares) | shares	146,080
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.39
Exercisable options - Aggregate intrinsic value | €	€ 423,948
Exercise price, Lower range (in EUR per share)	€ 2.39
Range 7 [Member]
Outstanding options - Number (in shares) | shares	262,500
Outstanding options - Weighted average remaining contractual life (Year)	1 year
Outstanding options - Weighted average exercise price (in EUR per share)	€ 1.91
Outstanding options - Aggregate intrinsic value | €	€ 887,818
Exercisable options - Number (in shares) | shares	262,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1.91
Exercisable options - Aggregate intrinsic value | €	€ 887,818
Exercise price, Lower range (in EUR per share)	€ 1.91